UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund

June 30, 2015

1.804793.111

DESIIO-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.1%
Harley-Davidson, Inc.	53,400	$ 3,009,090
Diversified Consumer Services - 0.3%
H&R Block, Inc.	278,100	8,245,665
Hotels, Restaurants & Leisure - 1.1%
Interval Leisure Group, Inc.	25,028	571,890
Las Vegas Sands Corp.	140,700	7,396,599
Yum! Brands, Inc.	276,824	24,936,306
		32,904,795
Household Durables - 0.4%
KB Home	433,300	7,192,780
Taylor Morrison Home Corp. (a)	266,600	5,427,976
		12,620,756
Internet & Catalog Retail - 0.3%
Priceline Group, Inc. (a)	6,900	7,944,453
Media - 4.4%
Comcast Corp. Class A	876,400	52,706,696
Liberty Global PLC Class A (a)	103,900	5,617,873
Sinclair Broadcast Group, Inc. Class A (d)	287,600	8,026,916
Starz Series A (a)	223,800	10,008,336
Time Warner, Inc.	434,010	37,936,814
Viacom, Inc. Class B (non-vtg.)	265,200	17,142,528
		131,439,163
Multiline Retail - 2.2%
Target Corp.	832,650	67,969,220
Specialty Retail - 1.3%
Lowe's Companies, Inc.	512,600	34,328,822
Lumber Liquidators Holdings, Inc. (a)(d)	208,329	4,314,494
		38,643,316
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	70,000	2,946,300
TOTAL CONSUMER DISCRETIONARY		305,722,758
CONSUMER STAPLES - 7.3%
Beverages - 2.2%
Diageo PLC	556,901	16,127,736
PepsiCo, Inc.	102,400	9,558,016
SABMiller PLC	185,500	9,630,066
The Coca-Cola Co.	801,400	31,438,922
		66,754,740
Food & Staples Retailing - 1.1%
CVS Health Corp.	154,200	16,172,496
Tesco PLC	552,000	1,839,144
United Natural Foods, Inc. (a)	23,900	1,521,952
Walgreens Boots Alliance, Inc.	142,200	12,007,368
		31,540,960

	Shares	Value
Household Products - 1.7%
Procter & Gamble Co.	649,800	$ 50,840,352
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	260,764	28,227,703
Philip Morris International, Inc.	367,844	29,490,053
Reynolds American, Inc.	167,200	12,483,152
		70,200,908
TOTAL CONSUMER STAPLES		219,336,960
ENERGY - 8.8%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	658,200	14,658,114
Helmerich & Payne, Inc.	4,200	295,764
National Oilwell Varco, Inc.	87,800	4,238,984
Oceaneering International, Inc.	241,800	11,265,462
Schlumberger Ltd.	115,700	9,972,183
		40,430,507
Oil, Gas & Consumable Fuels - 7.5%
Amyris, Inc. (a)(d)	1,923,702	3,751,219
Anadarko Petroleum Corp.	56,700	4,426,002
Apache Corp.	425,000	24,492,750
Cabot Oil & Gas Corp.	236,200	7,449,748
Cairn Energy PLC (a)	997,970	2,662,566
Chevron Corp.	460,827	44,455,981
Cobalt International Energy, Inc. (a)	1,211,800	11,766,578
ConocoPhillips Co.	236,300	14,511,183
Golar LNG Ltd.	80,600	3,772,080
Imperial Oil Ltd.	532,100	20,555,504
Kinder Morgan, Inc.	163,600	6,280,604
Legacy Reserves LP	127,900	1,096,103
Markwest Energy Partners LP	193,800	10,926,444
Memorial Resource Development Corp.	80,200	1,521,394
Noble Energy, Inc.	63,600	2,714,448
Rice Energy, Inc. (a)	141,900	2,955,777
SM Energy Co.	55,600	2,564,272
Suncor Energy, Inc.	1,507,100	41,508,599
The Williams Companies, Inc.	300,158	17,226,068
		224,637,320
TOTAL ENERGY		265,067,827
FINANCIALS - 21.7%
Banks - 14.0%
Bank of America Corp.	4,764,600	81,093,492
Citigroup, Inc.	1,401,104	77,396,985
Comerica, Inc.	223,400	11,464,888
Fifth Third Bancorp	267,700	5,573,514
JPMorgan Chase & Co.	1,935,510	131,150,153
Lloyds Banking Group PLC	1,034,000	1,387,834
PNC Financial Services Group, Inc.	99,516	9,518,705
Regions Financial Corp.	1,239,500	12,841,220
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Standard Chartered PLC (United Kingdom)	1,109,960	$ 17,771,611
SunTrust Banks, Inc.	637,300	27,416,646
U.S. Bancorp	559,542	24,284,123
Wells Fargo & Co.	364,550	20,502,292
		420,401,463
Capital Markets - 4.9%
Charles Schwab Corp.	618,255	20,186,026
E*TRADE Financial Corp. (a)	268,300	8,035,585
Goldman Sachs Group, Inc.	19,200	4,008,768
KKR & Co. LP	303,082	6,925,424
Morgan Stanley	752,300	29,181,717
Northern Trust Corp.	261,295	19,978,616
State Street Corp.	613,190	47,215,630
The Blackstone Group LP	278,500	11,382,295
		146,914,061
Diversified Financial Services - 0.1%
IntercontinentalExchange Group, Inc.	18,400	4,114,424
Insurance - 2.0%
American International Group, Inc.	387,600	23,961,432
MetLife, Inc.	462,800	25,912,172
Principal Financial Group, Inc.	176,200	9,037,298
		58,910,902
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	146,700	6,853,824
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)(d)	1,232,500	14,025,850
Radian Group, Inc.	69,100	1,296,316
		15,322,166
TOTAL FINANCIALS		652,516,840
HEALTH CARE - 12.9%
Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc. (a)	34,500	4,135,515
Amgen, Inc.	188,915	29,002,231
BioCryst Pharmaceuticals, Inc. (a)	146,000	2,179,780
Biogen, Inc. (a)	47,700	19,267,938
Celldex Therapeutics, Inc. (a)	11,700	295,074
Clovis Oncology, Inc. (a)	49,300	4,332,484
Discovery Laboratories, Inc. (a)	1,202,400	817,632
Genocea Biosciences, Inc. (a)	41,600	571,168
Insmed, Inc. (a)	147,800	3,609,276
Intercept Pharmaceuticals, Inc. (a)	144,314	34,834,513
Spark Therapeutics, Inc.	28,600	1,723,722
		100,769,333
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	166,600	8,176,728

	Shares	Value
Alere, Inc. (a)	693,500	$ 36,582,125
Boston Scientific Corp. (a)	2,156,751	38,174,493
Medtronic PLC	81,200	6,016,920
Neovasc, Inc. (a)	80,100	547,884
St. Jude Medical, Inc.	103,000	7,526,210
Zimmer Biomet Holdings, Inc.	80,500	8,793,015
		105,817,375
Health Care Providers & Services - 1.9%
Express Scripts Holding Co. (a)	313,100	27,847,114
McKesson Corp.	122,380	27,512,248
		55,359,362
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	656,898
Life Sciences Tools & Services - 0.1%
Bruker Corp. (a)	80,500	1,643,005
Pharmaceuticals - 4.0%
Allergan PLC (a)	56,900	17,266,874
GlaxoSmithKline PLC sponsored ADR	812,400	33,836,460
Jazz Pharmaceuticals PLC (a)	56,000	9,859,920
Johnson & Johnson	212,760	20,735,590
Novartis AG sponsored ADR	26,091	2,565,789
Teva Pharmaceutical Industries Ltd. sponsored ADR	484,150	28,613,265
TherapeuticsMD, Inc. (a)	492,500	3,871,050
Theravance, Inc.	253,700	4,584,359
		121,333,307
TOTAL HEALTH CARE		385,579,280
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.4%
KEYW Holding Corp. (a)(d)	120,517	1,123,218
Meggitt PLC	294,000	2,154,523
The Boeing Co.	194,100	26,925,552
United Technologies Corp.	113,200	12,557,276
		42,760,569
Air Freight & Logistics - 1.9%
FedEx Corp.	106,800	18,198,720
Hub Group, Inc. Class A (a)	244,400	9,859,096
United Parcel Service, Inc. Class B	292,200	28,317,102
		56,374,918
Building Products - 0.2%
Caesarstone Sdot-Yam Ltd.	23,400	1,603,836
Lennox International, Inc.	55,600	5,987,564
		7,591,400
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	425,900	14,297,463
Electrical Equipment - 1.0%
AMETEK, Inc.	158,100	8,660,718
Emerson Electric Co.	226,600	12,560,438
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	59,718	$ 6,466,265
OSRAM Licht AG	41,678	1,995,892
		29,683,313
Industrial Conglomerates - 3.4%
Danaher Corp.	85,095	7,283,281
General Electric Co.	3,610,900	95,941,613
		103,224,894
Machinery - 1.0%
Deere & Co.	112,700	10,937,535
Ingersoll-Rand PLC	97,400	6,566,708
Joy Global, Inc. (d)	122,400	4,430,880
Rexnord Corp. (a)	156,000	3,729,960
Valmont Industries, Inc.	41,300	4,909,331
		30,574,414
Professional Services - 0.5%
Acacia Research Corp.	464,768	4,076,015
Verisk Analytics, Inc. (a)	120,300	8,753,028
WageWorks, Inc. (a)	32,800	1,326,760
		14,155,803
Road & Rail - 1.9%
CSX Corp.	859,200	28,052,880
Genesee & Wyoming, Inc. Class A (a)	36,500	2,780,570
J.B. Hunt Transport Services, Inc.	126,300	10,367,967
Kansas City Southern	99,300	9,056,160
Norfolk Southern Corp.	86,200	7,530,432
		57,788,009
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	217,700	7,658,686
TOTAL INDUSTRIALS		364,109,469
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 3.0%
Cisco Systems, Inc.	1,603,800	44,040,348
QUALCOMM, Inc.	757,100	47,417,173
		91,457,521
Electronic Equipment & Components - 0.0%
TE Connectivity Ltd.	22,900	1,472,470
Internet Software & Services - 3.9%
Cornerstone OnDemand, Inc. (a)	157,600	5,484,480
Google, Inc.:
Class A (a)	84,600	45,687,384
Class C	70,383	36,635,055
Twitter, Inc. (a)	317,500	11,499,850
Yahoo!, Inc. (a)	448,759	17,631,741
		116,938,510

	Shares	Value
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	267,300	$ 16,329,357
Fidelity National Information Services, Inc.	88,200	5,450,760
IBM Corp.	191,900	31,214,454
MasterCard, Inc. Class A	407,100	38,055,708
Paychex, Inc.	362,500	16,994,000
The Western Union Co.	166,200	3,378,846
Unisys Corp. (a)	530,199	10,598,678
Visa, Inc. Class A	547,500	36,764,625
		158,786,428
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. Class A	386,736	19,913,037
Marvell Technology Group Ltd.	430,600	5,677,461
		25,590,498
Software - 4.0%
Adobe Systems, Inc. (a)	131,600	10,660,916
Autodesk, Inc. (a)	141,100	7,065,583
Microsoft Corp.	1,564,500	69,072,675
Oracle Corp.	529,050	21,320,715
Parametric Technology Corp. (a)	72,997	2,994,337
Salesforce.com, Inc. (a)	127,300	8,863,899
		119,978,125
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	852,700	106,949,898
EMC Corp.	1,017,600	26,854,464
First Data Holdings, Inc. Class B (e)	2,081,477	9,803,757
		143,608,119
TOTAL INFORMATION TECHNOLOGY		657,831,671
MATERIALS - 3.3%
Chemicals - 2.6%
Airgas, Inc.	141,690	14,987,968
E.I. du Pont de Nemours & Co.	97,547	6,238,131
Intrepid Potash, Inc. (a)(d)	158,340	1,890,580
LyondellBasell Industries NV Class A	26,200	2,712,224
Monsanto Co.	281,200	29,973,108
Potash Corp. of Saskatchewan, Inc.	250,100	7,745,291
Syngenta AG (Switzerland)	32,455	13,242,352
		76,789,654
Containers & Packaging - 0.3%
MeadWestvaco Corp.	87,300	4,119,687
Rock-Tenn Co. Class A	63,800	3,840,760
		7,960,447
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	719,100	13,389,642
TOTAL MATERIALS		98,139,743
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	790,006	$ 36,822,180
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	169,800	4,966,650
TOTAL COMMON STOCKS (Cost $2,570,383,440)		2,990,093,378
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(e) (Cost $474,963)	28,061	13,927
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.15% (b)	9,964,862	9,964,862
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	32,666,746	32,666,746
TOTAL MONEY MARKET FUNDS (Cost $42,631,608)		42,631,608
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,613,490,011)		3,032,738,913
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(31,077,134)
NET ASSETS - 100%		$ 3,001,661,779
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,817,684 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,325,908
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,768
Fidelity Securities Lending Cash Central Fund	743,158
Total	$ 752,926
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 305,736,685	$ 305,722,758	$ -	$ 13,927
Consumer Staples	219,336,960	201,370,080	17,966,880	-
Energy	265,067,827	265,067,827	-	-
Financials	652,516,840	651,129,006	1,387,834	-
Health Care	385,579,280	385,579,280	-	-
Industrials	364,109,469	364,109,469	-	-
Information Technology	657,831,671	648,027,914	-	9,803,757
Materials	98,139,743	84,897,391	13,242,352	-
Telecommunication Services	36,822,180	36,822,180	-	-
Utilities	4,966,650	4,966,650	-	-
Money Market Funds	42,631,608	42,631,608	-	-
Total Investments in Securities:	$ 3,032,738,913	$ 2,990,324,163	$ 32,597,066	$ 9,817,684
Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,616,310,350. Net unrealized appreciation aggregated $416,428,563, of which $539,458,915 related to appreciated investment securities and $123,030,352 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund

June 30, 2015

1.804792.111

DESIO-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.5%
General Motors Co.	300,000	$ 9,999,000
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	90,000	8,556,300
Yum! Brands, Inc.	150,000	13,512,000
		22,068,300
Household Durables - 1.3%
Jarden Corp. (a)	75,000	3,881,250
KB Home (e)	475,000	7,885,000
Taylor Morrison Home Corp. (a)	351,053	7,147,439
Tupperware Brands Corp.	125,000	8,067,500
		26,981,189
Leisure Products - 1.1%
Brunswick Corp.	225,000	11,443,500
New Academy Holding Co. LLC unit (a)(g)(h)	60,000	11,169,600
		22,613,100
Media - 3.0%
Comcast Corp. Class A (special) (non-vtg.)	500,000	29,970,000
DIRECTV (a)	200,000	18,558,000
Viacom, Inc. Class B (non-vtg.)	200,000	12,928,000
		61,456,000
Multiline Retail - 1.6%
Dollar General Corp.	125,000	9,717,500
Target Corp.	287,500	23,468,625
		33,186,125
Specialty Retail - 1.1%
Cabela's, Inc. Class A (a)(e)	90,000	4,498,200
GNC Holdings, Inc.	100,000	4,448,000
Lumber Liquidators Holdings, Inc. (a)(e)	150,000	3,106,500
TJX Companies, Inc.	175,000	11,579,750
		23,632,450
Textiles, Apparel & Luxury Goods - 0.5%
Arezzo Industria e Comercio SA	575,000	4,440,433
Tory Burch LLC unit (a)(f)(h)	70,274	4,999,995
		9,440,428
TOTAL CONSUMER DISCRETIONARY		209,376,592
CONSUMER STAPLES - 5.3%
Beverages - 0.8%
Diageo PLC sponsored ADR	75,000	8,703,000
Molson Coors Brewing Co. Class B	100,000	6,981,000
		15,684,000
Food & Staples Retailing - 1.9%
CVS Health Corp.	275,000	28,842,000

	Shares	Value
Sprouts Farmers Market LLC (a)	125,000	$ 3,372,500
Whole Foods Market, Inc.	175,000	6,902,000
		39,116,500
Food Products - 0.3%
Amira Nature Foods Ltd. (a)(e)	267,000	3,067,830
Hormel Foods Corp.	75,000	4,227,750
		7,295,580
Household Products - 2.1%
Procter & Gamble Co.	550,000	43,032,000
Personal Products - 0.2%
Avon Products, Inc. (e)	525,000	3,286,500
TOTAL CONSUMER STAPLES		108,414,580
ENERGY - 8.4%
Energy Equipment & Services - 1.9%
Ensco PLC Class A	350,000	7,794,500
Helmerich & Payne, Inc.	37,500	2,640,750
National Oilwell Varco, Inc.	150,000	7,242,000
Nuverra Environmental Solutions, Inc. (a)	10,885	68,249
Oceaneering International, Inc.	87,500	4,076,625
Schlumberger Ltd.	212,500	18,315,375
		40,137,499
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	150,000	11,709,000
Apache Corp.	137,500	7,924,125
Cabot Oil & Gas Corp.	170,000	5,361,800
Cameco Corp. (e)	275,000	3,934,548
Chevron Corp.	350,000	33,764,500
CONSOL Energy, Inc. (e)	425,000	9,239,500
Foresight Energy LP	200,000	2,540,000
QEP Resources, Inc.	225,000	4,164,750
Suncor Energy, Inc.	950,000	26,164,932
The Williams Companies, Inc.	425,000	24,390,750
Williams Partners LP	100,000	4,843,000
		134,036,905
TOTAL ENERGY		174,174,404
FINANCIALS - 22.7%
Banks - 10.4%
Bank of America Corp.	2,200,000	37,444,000
Comerica, Inc.	175,000	8,981,000
Commerce Bancshares, Inc. (e)	100,000	4,677,000
First Niagara Financial Group, Inc.	625,000	5,900,000
FirstMerit Corp.	225,000	4,686,750
Huntington Bancshares, Inc.	700,000	7,917,000
JPMorgan Chase & Co.	700,000	47,432,000
KeyCorp	600,000	9,012,000
M&T Bank Corp.	50,000	6,246,500
Regions Financial Corp.	1,100,000	11,396,000
Standard Chartered PLC (United Kingdom)	475,000	7,605,243
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	375,000	$ 16,132,500
U.S. Bancorp	400,000	17,360,000
UMB Financial Corp.	150,000	8,553,000
Wells Fargo & Co.	375,000	21,090,000
		214,432,993
Capital Markets - 6.0%
Ares Capital Corp.	400,000	6,584,000
KKR & Co. LP	1,210,000	27,648,500
Morgan Stanley	637,500	24,728,625
State Street Corp.	325,000	25,025,000
The Blackstone Group LP	950,000	38,826,500
		122,812,625
Diversified Financial Services - 0.4%
KKR Renaissance Co-Invest LP unit (a)(h)	50,000	8,356,500
Insurance - 3.9%
Allied World Assurance Co.	175,000	7,563,500
American International Group, Inc.	425,000	26,273,500
MetLife, Inc.	425,000	23,795,750
The Chubb Corp.	250,000	23,785,000
		81,417,750
Thrifts & Mortgage Finance - 2.0%
MGIC Investment Corp. (a)	500,000	5,690,000
Radian Group, Inc. (e)	1,900,900	35,660,884
		41,350,884
TOTAL FINANCIALS		468,370,752
HEALTH CARE - 9.8%
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (a)	17,500	2,097,725
Amgen, Inc.	130,000	19,957,600
Anacor Pharmaceuticals, Inc. (a)	37,500	2,903,625
Biogen, Inc. (a)	10,000	4,039,400
Clovis Oncology, Inc. (a)	30,000	2,636,400
Intercept Pharmaceuticals, Inc. (a)	16,500	3,982,770
Spark Therapeutics, Inc.	50,000	3,013,500
Trevena, Inc. (a)	400,000	2,504,000
		41,135,020
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	90,000	6,293,700
Boston Scientific Corp. (a)	500,000	8,850,000
Medtronic PLC	275,000	20,377,500
		35,521,200
Health Care Providers & Services - 1.5%
Express Scripts Holding Co. (a)	200,000	17,788,000

	Shares	Value
HCA Holdings, Inc. (a)	100,000	$ 9,072,000
Qualicorp SA	500,000	3,169,728
		30,029,728
Pharmaceuticals - 4.6%
Dermira, Inc.	125,000	2,193,750
GlaxoSmithKline PLC sponsored ADR	475,000	19,783,750
Jazz Pharmaceuticals PLC (a)	80,000	14,085,600
Johnson & Johnson	475,000	46,293,500
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,000	8,865,000
TherapeuticsMD, Inc. (a)	600,000	4,716,000
		95,937,600
TOTAL HEALTH CARE		202,623,548
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.7%
The Boeing Co.	150,000	20,808,000
United Technologies Corp.	125,000	13,866,250
		34,674,250
Air Freight & Logistics - 2.2%
FedEx Corp.	70,000	11,928,000
PostNL NV (a)	2,665,600	11,848,344
United Parcel Service, Inc. Class B	225,000	21,804,750
		45,581,094
Airlines - 0.2%
Copa Holdings SA Class A	62,500	5,161,875
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	300,000	12,186,000
Electrical Equipment - 1.1%
AMETEK, Inc.	137,500	7,532,250
Babcock & Wilcox Co.	150,000	4,920,000
Eaton Corp. PLC	150,000	10,123,500
		22,575,750
Industrial Conglomerates - 3.1%
Danaher Corp.	175,000	14,978,250
General Electric Co.	1,850,000	49,154,500
		64,132,750
Machinery - 1.0%
Cummins, Inc.	50,000	6,559,500
Deere & Co.	100,000	9,705,000
Joy Global, Inc. (e)	100,000	3,620,000
		19,884,500
Professional Services - 0.9%
Acacia Research Corp.	685,000	6,007,450
Towers Watson & Co.	100,000	12,580,000
		18,587,450
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.7%
CSX Corp.	175,000	$ 5,713,750
J.B. Hunt Transport Services, Inc.	100,000	8,209,000
		13,922,750
TOTAL INDUSTRIALS		236,706,419
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 3.5%
Cisco Systems, Inc.	1,400,000	38,444,000
QUALCOMM, Inc.	525,000	32,880,750
		71,324,750
Electronic Equipment & Components - 0.7%
Hitachi Ltd.	1,100,000	7,251,542
TE Connectivity Ltd.	112,500	7,233,750
		14,485,292
Internet Software & Services - 4.6%
Cornerstone OnDemand, Inc. (a)	125,000	4,350,000
eBay, Inc. (a)	150,000	9,036,000
Google, Inc. Class C	120,329	62,632,448
Twitter, Inc. (a)	112,500	4,074,750
Yahoo!, Inc. (a)	400,000	15,716,000
		95,809,198
IT Services - 5.2%
IBM Corp.	287,500	46,764,750
MasterCard, Inc. Class A	225,000	21,033,000
Paychex, Inc.	150,000	7,032,000
Visa, Inc. Class A	475,000	31,896,250
		106,726,000
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	200,000	10,240,000
Applied Materials, Inc.	225,000	4,324,500
Broadcom Corp. Class A	300,000	15,447,000
Lam Research Corp.	137,500	11,185,625
		41,197,125
Software - 2.2%
Microsoft Corp.	400,000	17,660,000
Oracle Corp.	600,000	24,180,000
ServiceNow, Inc. (a)	50,000	3,715,500
		45,555,500
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	500,000	62,712,498
EMC Corp.	1,200,000	31,668,000
First Data Holdings, Inc. Class B (h)	2,164,642	10,195,464
		104,575,962
TOTAL INFORMATION TECHNOLOGY		479,673,827

	Shares	Value
MATERIALS - 3.8%
Chemicals - 2.3%
Airgas, Inc.	50,000	$ 5,289,000
LyondellBasell Industries NV Class A	100,000	10,352,000
Monsanto Co.	200,000	21,318,000
Potash Corp. of Saskatchewan, Inc.	225,000	6,967,974
Tronox Ltd. Class A	245,700	3,594,591
		47,521,565
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	100,580	5,552,016
MeadWestvaco Corp.	200,000	9,438,000
Rock-Tenn Co. Class A	106,198	6,393,120
		21,383,136
Metals & Mining - 0.5%
Eldorado Gold Corp.	500,000	2,073,659
Freeport-McMoRan, Inc.	450,000	8,379,000
		10,452,659
TOTAL MATERIALS		79,357,360
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,000,000	46,610,000
UTILITIES - 1.6%
Electric Utilities - 1.4%
Exelon Corp.	475,000	14,924,500
Southern Co.	350,000	14,665,000
		29,589,500
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	150,000	4,387,500
TOTAL UTILITIES		33,977,000
TOTAL COMMON STOCKS (Cost $1,774,006,387)		2,039,284,482
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(h)	65,160	32,339
Series D (a)(h)	20,764	10,305
		42,644
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $878,142)		42,644
Convertible Bonds - 0.2%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 2,000,000	$ 1,763,180
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17 (d)	10,000,000	2,750,000
TOTAL CONVERTIBLE BONDS (Cost $4,673,922)		4,513,180
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	16,080,632	16,080,632
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	30,020,175	30,020,175
TOTAL MONEY MARKET FUNDS (Cost $46,100,807)		46,100,807
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,825,659,258)		2,089,941,113
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(27,519,280)
NET ASSETS - 100%		$ 2,062,421,833
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,764,203 or 1.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,658,568
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
Tory Burch LLC unit	5/14/15	$ 4,999,995
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,643
Fidelity Securities Lending Cash Central Fund	380,073
Total	$ 443,716
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 209,419,236	$ 193,206,997	$ -	$ 16,212,239
Consumer Staples	108,414,580	108,414,580	-	-
Energy	174,174,404	174,174,404	-	-
Financials	468,370,752	460,014,252	-	8,356,500
Health Care	202,623,548	202,623,548	-	-
Industrials	236,706,419	236,706,419	-	-
Information Technology	479,673,827	469,478,363	-	10,195,464
Materials	79,357,360	79,357,360	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 46,610,000	$ 46,610,000	$ -	$ -
Utilities	33,977,000	33,977,000	-	-
Corporate Bonds	4,513,180	-	4,513,180	-
Money Market Funds	46,100,807	46,100,807	-	-
Total Investments in Securities:	$ 2,089,941,113	$ 2,050,663,730	$ 4,513,180	$ 34,764,203
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 24,066,374
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	5,697,834
Cost of Purchases	4,999,995
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 34,764,203
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 5,697,834

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,828,904,473. Net unrealized appreciation aggregated $261,036,640, of which $366,623,026 related to appreciated investment securities and $105,586,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 34,764,203	Discounted cash flow	Free cash flow multiple	17.7	Increase
			Discount rate	8.0%	Decrease
		Expected transaction price	Transaction price	$0.50	Increase
		Last transaction price	Transaction price	$71.15	Increase
		Market comparable	EV/EBITDA multiple	9.2 - 14.2 / 11.9	Increase
			Discount rate	15.0%	Decrease
			Discount for lack of marketability	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 31, 2015